Subsequent Events - Additional Information (Detail) - Paycheck Protection Program Loans [Member] - Subsequent Event [Member]	Feb. 22, 2021 USD ($) Loan	Jan. 19, 2021 USD ($) Employee
Subsequent Event [Line Items]
Additional amount of loan funded		$ 284,500,000,000
Second draw loan eligibility requirements description		Additional Second Draw eligibility requirements are: (1) entities must have no more than 300 employees, (2) suffered a 25% of more reduction in gross revenues between comparable quarters in 2019 and 2020, (3) some entities previously excluded are eligible for this round, such as local TV, newspaper, and radio, and (4) loan size limited to 2.5 times average monthly payroll with a maximum allowable amount of $2 million.
Percentage of minimum reduction in gross revenues between comparable quarters		25.00%
Number of times loan size limited to average monthly payroll		2.5
Maximum allowable amount under second draw loans		$ 2,000,000
Number of loans approved | Loan	857
Total loans approved	$ 99,357,000
Maximum [Member]
Subsequent Event [Line Items]
Eligible entities based number of employees | Employee		300